CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss attributable to T Stamp Inc.	$ (1,692,062)	$ (12,091,540)	$ (9,057,163)
Net loss attributable to noncontrolling interest		0	(1,743)
Adjustments to reconcile net loss to net cash flows from operating activities:
Depreciation and amortization	153,928	760,497	573,755
Stock-based compensation	287,786	2,399,063	2,780,639
Change in fair value of warrant liability	(40,588)	(113,125)	86,944
Repayment of shareholder loans through in-kind services	27,930	111,720	261,794
Impairment of digital assets		27,934
Non-cash interest expense		16,458	12,252
Non-cash lease expense		266,086
Changes in assets and liabilities:
Accounts receivable (includes unbilled receivables activity of $281 and $109,194 as of December 31, 2022 and 2021, respectively)	244,927	269,911	(1,137,433)
Related party receivables	13,394	(17,798)	857
Prepaid expenses and other current assets	(224,939)	373,760	(537,607)
Other assets	27,539	178,140	19,816
Accounts payable	349,640	630,492	(73,565)
Accrued expenses	254,738	40,290	250,329
Related party payables	(81,552)	20,403	(195,532)
Deferred revenue	(181,943)	1,308,247	34,328
Income tax payable		21,076
Operating lease liabilities		(258,892)
Customer deposit liabilities	(280,108)	(280,108)	280,108
Net cash flows from operating activities	(1,141,310)	(6,337,386)	(6,702,221)
Cash flows from investing activities:
Purchases of property and equipment	(10,059)	(30,842)	(34,217)
Capitalized internally developed software costs	(206,523)	(776,055)	(482,219)
Acquisition of Pixelpin intangible asset		13,362	(90,621)
Purchase of digital assets		(30,000)
Patent application costs	(28,173)	(174,655)	(161,296)
Net cash flows from investing activities	(244,755)	(998,190)	(768,353)
Cash flows from financing activities:
Proceeds from issuance of common stock, net	203,438	983,195	7,633,045
Proceeds from issuance of common stock warrants	55,838	667,290	1,129,535
Proceeds from exercise of warrants to common stock	3,383,762	3,383,762	150
Proceeds from exercise of options to common stock	53,314	95,116
Proceeds from loan from Maltese government		61,361	844,006
Repayment of debt			(344,219)
Proceeds from repayment of shareholder loan			75,000
Principal payments on financial liability		(89,530)
Net cash flows from financing activities	3,696,352	5,101,194	9,337,517
Effect of foreign currency translation on cash	50,169	13,181	138,800
Net change in cash and cash equivalents	2,360,456	(2,221,201)	2,005,743
Cash and cash equivalents, beginning of period	3,475,695	3,475,695	1,469,952
Cash and cash equivalents, end of period	5,836,151	1,254,494	3,475,695
Supplemental disclosure of cash flow information:
Cash paid during the year for interest	$ 8	8	$ 30,215
Non-cash transactions:
Property and equipment acquired under financial liability		297,150
Operating lease right-of-use assets established upon adoption of ASC 842		322,559
Operating lease liabilities established upon adoption of ASC 842		302,573
Adjustment to operating lease right-of-use assets related to renewed leases		259,292
Adjustment to operating lease operating lease liabilities related to renewed leases		236,521
Prepaid rent expense reclassified upon adoption of ASC 842		$ 42,756